Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits
(6)	Deposits

A summary of deposits at December 31, 2011 and 2010 follows:

	2011	2010
Noninterest-bearing demand deposits	$33,432	31,184
Interest-bearing:
Savings and money market accounts	64,862	52,309
NOW accounts	67,639	65,635
Time deposits – under $100,000	98,229	108,582
Time deposits – $100,000 and over	46,231	49,244

Total interest-bearing deposits	276,961	275,770

Total deposits	$310,393	306,954

At December 31, 2011, the scheduled maturity of time deposits is as follows: $47,825 in 2012; $46,293 in 2013; $20,600 in 2014; $24,208 in 2015 and $5,534 in 2016.

In the normal course of business, the Bank has received deposits from executive officers and directors. At December 31, 2011 and 2010, deposits from executive officers and directors were approximately $3,602 and $3,476, respectively. All such deposits were received in the ordinary course of business on substantially the same terms and conditions, including interest rates, as those prevailing at the same time for comparable transactions with unrelated persons.